Regulatory Matters - Summary of Company's and Equity Bank's Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Bancshares, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets, Actual Amount	$ 158,238	$ 156,358	$ 116,882
Total capital to risk weighted assets, Actual Ratio	14.45%	14.35%	13.86%
Total capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 87,598	$ 87,146	$ 67,409
Total capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	8.00%	8.00%	8.00%
Tier 1 capital to risk weighted assets, Actual Amount	$ 152,208	$ 150,852	$ 110,859
Tier 1 capital to risk weighted assets, Actual Ratio	13.90%	13.85%	13.16%
Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 65,698	$ 65,359	$ 33,704
Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	6.00%	6.00%	4.00%
Common equity Tier 1 capital to risk weighted assets, Actual Amount	$ 142,837	$ 134,480
Common equity Tier 1 capital to risk weighted assets, Actual Ratio	13.04%	12.35%
Common equity Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 49,274	$ 49,019
Common equity Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	4.50%	4.50%
Tier 1 leverage to average assets, Actual Amount	$ 152,208	$ 150,852	$ 110,859
Tier 1 leverage to average assets, Actual Ratio	9.32%	9.47%	9.62%
Tier 1 leverage to average assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 65,352	$ 63,728	$ 46,085
Tier 1 leverage to average assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	4.00%	4.00%	4.00%
Equity Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets, Actual Amount	$ 144,892	$ 139,275	$ 124,513
Total capital to risk weighted assets, Actual Ratio	13.22%	12.77%	14.74%
Total capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 87,707	$ 87,256	$ 67,573
Total capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	8.00%	8.00%	8.00%
Total capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Amount	$ 109,634	$ 109,070	$ 84,466
Total capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Ratio	10.00%	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Amount	$ 138,862	$ 133,769	$ 118,550
Tier 1 capital to risk weighted assets, Actual Ratio	12.67%	12.26%	14.04%
Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 65,780	$ 65,442	$ 33,786
Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	6.00%	6.00%	4.00%
Tier 1 capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Amount	$ 87,707	$ 87,256	$ 50,680
Tier 1 capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Ratio	8.00%	8.00%	6.00%
Common equity Tier 1 capital to risk weighted assets, Actual Amount	$ 138,862	$ 133,769
Common equity Tier 1 capital to risk weighted assets, Actual Ratio	12.67%	12.26%
Common equity Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 49,335	$ 49,082
Common equity Tier 1 capital to risk weighted assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	4.50%	4.50%
Common equity Tier 1 capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Amount	$ 71,262	$ 70,896
Common equity Tier 1 capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Ratio	6.50%	6.50%
Tier 1 leverage to average assets, Actual Amount	$ 138,862	$ 133,769	$ 118,550
Tier 1 leverage to average assets, Actual Ratio	8.49%	8.39%	10.28%
Tier 1 leverage to average assets, Minimum Required for Capital Adequacy Purposes, Actual Amount	$ 65,407	$ 63,790	$ 46,149
Tier 1 leverage to average assets, Minimum Required for Capital Adequacy Purposes, Actual Ratio	4.00%	4.00%	4.00%
Tier 1 leverage to average assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Amount	$ 81,759	$ 79,737	$ 57,686
Tier 1 leverage to average assets, To Be Well Capitalized Under Prompt Corrective Provisions, Actual Ratio	5.00%	5.00%	5.00%